Changes in accounting policies and recent accounting pronouncements	12 Months Ended
Dec. 31, 2019
Changes in accounting policies and recent accounting pronouncements [abstract]
Changes in accounting policies and recent accounting pronouncements

5. Changes in accounting policies and recent accounting pronouncements

The Company has adopted the following new accounting standard effective for annual periods beginning on or after January 1, 2019:

(i) Leases

IFRS 16 - Leases - The standard on leases was issued in January 2016 and is effective for annual reporting periods beginning on or after January 1, 2019 for public entities with early adoption permitted, provided IFRS 15 has been applied or is applied at the same date as IFRS 16. The standard requires lessees to recognize assets and liabilities for most leases. The Company adopted IFRS 16 using the modified retrospective approach resulting in the recognition of additional assets and liabilities from right-of-use assets identified on the consolidated statement of financial position at January 1, 2019 with no restatement of prior year comparatives. Effective January 1, 2019, the adoption of IFRS 16 increased assets, liabilities, depreciation, interest and financing expense, and decreased corporate general and administrative expenses. The Company applied practical expedients to not recognize short-term leases or leases of low-value items on transition under IFRS 16.

From January 1, 2019, the Company assesses whether a contract is or contains a lease at inception which is the right to control the use of an identified asset for a period of time in exchange for consideration. A right-of-use lease asset and lease liability is recognized at the inception of a lease where the right-of-use lease asset is measured at cost and depreciated over a straight-line basis while the lease liability is measured as the present value of lease payments discounted using the interest rate implicit in the lease and accreted using the effective interest method. Lease payments on short-term leases or leases of low-value items are expensed to the consolidated statements of loss and comprehensive loss.

See Note 24 for the accounting of IFRS 16 on adoption and during the year ended December 31, 2019.